Property, plant and equipment Property, plant, and equipment - Summary of Right-of-Use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	$ 1,065	$ 0		$ 1,022
Additions for the year	301
Depreciation for the year (included within operating costs)	(272)
Impairment loss recognised in profit or loss	3,487	$ 132	$ 796
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	507			463
Additions for the year	89
Depreciation for the year (included within operating costs)	(69)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	558			559
Additions for the year	212
Depreciation for the year (included within operating costs)	(203)
I F R S16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value				991
I A S17 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value				$ 31
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss recognised in profit or loss	(10)
Right-of-use assets [member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss recognised in profit or loss	(6)
Right-of-use assets [member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss recognised in profit or loss	$ (4)